Consolidated Statements of Operations and Comprehensive Income (Loss) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥) ¥ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 CNY (¥) ¥ / shares shares	Dec. 31, 2016 CNY (¥) ¥ / shares shares
Operating activities
General and administrative expenses	¥ (2,322)	$ (338)	¥ (2,163)	¥ (2,732)
Non-operating income (expenses):
Dividend income			97
Interest income	5,360	780	5,422	2,617
Interest expense	(830)	(121)	(778)	(682)
Gain on dissolution of subsidiaries (note 5)	1,301	189	6,460
Net realized loss on marketable securities	(1,787)	(260)	(229)	(1,258)
Unrealized gain (loss) on marketable securities still held at the balance sheet date	(8,368)	(1,217)	(2,264)	2,424
Exchange gain (loss)	(2)			244
Profit (loss) before income tax	(6,648)	(967)	6,545	613
Income tax expense (note 6)	0	0	0	0
Net income (loss)	(6,648)	(967)	6,545	613
Other comprehensive income (loss), net of tax
Foreign currency translation adjustment	34,203	4,975	(50,891)	47,437
Change in unrealized (losses) gain			2,066	(2,968)
Net change	34,203	4,975	(48,825)	44,469
Total comprehensive income (loss)	¥ 27,555	$ 4,008	¥ (42,280)	¥ 45,082
Earnings (Loss) per common share Basic and diluted | (per share)	¥ (0.74)	$ (0.11)	¥ 0.73	¥ 0.07
Weighted average number of shares used in the calculation of earnings per common share Basic and diluted | shares	9,017,310	9,017,310	9,017,310	9,017,310